Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
2.	Summary of Significant Accounting Policies

Cash and Cash Equivalents
Cash and cash equivalents include all cash and deposits in banks. As of December 31, 2011, most of total cash and cash equivalents were denominated in Renminbi (“RMB”) with its deposits placed with banks in the PRC. This cash is not freely convertible into foreign currencies and the remittance of these funds out of the PRC is subject to exchange control restrictions imposed by the PRC government. The remaining balance of cash and cash equivalents were denominated in US dollars and deposits in banks with reputable financial institutions in the United States.

Deferred Financing Costs
Deferred financing costs related to the Company’s Bridge Financing and Convertible Notes are being fully amortized due to debt restructure during the year ended December 31, 2009. Deferred financing costs related to the Company’s Senior Secured Note are being amortized over the life of the notes payable of 6 years.

Amortization for the years ended December 31, 2011, 2010 and 2009 was $343,272, 343,272 and $636,299, respectively. Indirect costs of financing activities are expensed as incurred.

Valuation of Long-lived Assets
The Company periodically evaluates the carrying value of long-lived assets to be held and used when events and circumstances warrant such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flows from such asset is less than its carrying value. In that event, an impairment loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair values are reduced for the cost to dispose.

Fair value of financial instruments
FASB ASC Topic 820, Fair Value Measurement and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1	-	Quoted prices in active markets for identical assets or liabilities.
Level 2	-
Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of financial assets and liabilities, such as cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

Property, Plant and Equipment
Plant and equipment are stated at cost less accumulated depreciation. Additions and improvements to property and equipment accounts are recorded at cost. Maintenance, repairs, and minor renewals are charged directly to expense as incurred. Major additions and betterments to property and equipment accounts are capitalized. Depreciation is computed using the straight-line method over the estimated useful lives less residual value.

Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives of the assets: -

Years
Furniture, fixtures and office equipments	5
Motor vehicles	4-10
Building improvements	20-40

Use of Estimates
The preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The financial statements include some amounts that are based on management’s best estimates and judgments. The most significant estimates relate to useful lives for depreciation and amortization, deferred tax provisions and valuation allowances, purchase price allocations, contingencies. These estimates may be adjusted as more current information becomes available to the Company and any adjustment could be significant to the accompanying financial statements.

The determination of the primary beneficiary of a VIE based on whether the Company has the power to direct the activities that most significant impact the economic performance of the VIE and the obligation to absorb losses or the right to receive benefits of the VIE. It require the Company to make an ongoing assessment of the primary beneficiary of a VIE. The Company may require to deconsolidate certain VIE when there is information indicate that the Company lost the primary beneficiary to a VIE.

Comprehensive Income
The Company has adopted FASB ASC 220, “Comprehensive Income”. This statement establishes rules for the reporting of comprehensive income and its components. Comprehensive income consists of net income and foreign currency translation adjustments and is presented in the Consolidated Statements of Income and the Consolidated Statements of Equity.

Income Taxes
The Company accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period that includes the enactment date.

FASB ASC Topic 740 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

Foreign Currency Translation
China Cablecom Holdings, Ltd.’s functional currency is the US dollar. The Company’s subsidiaries and VIEs determine their functional currencies based on the criteria of FASB ASC 830 Foreign Currency Translation and have determined their functional currency to be their respective local currency. The Company uses the average exchange rate for the period and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Any translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of income.

Translation of amounts from RMB into United States dollars (“US$”) has been made at the following exchange rates for the respective periods:

December 31, 2011
Balance sheet	RMB6.3009 to US$1.00
Statement of operations and comprehensive loss	RMB6.4618 to US$1.00

December 31, 2010
Balance sheet	RMB6.6227 to US$1.00
Statement of operations and comprehensive loss	RMB6.72565 to US$1.00

December 31, 2009
Balance sheet	RMB6.8282 to US$1.00
Statement of operations and comprehensive loss	RMB6.8314 to US$1.00

Basic Income/Loss Per Ordinary Share
The computation of income/loss per share is based on the weighted average number of shares outstanding during the period presented in accordance with FASB ASC 260, “Earnings Per Share”. At December 31, 2011, 2010 and 2009, due to net losses the Company’s share equivalents were anti-dilutive and excluded in the loss per share computations.

Revenue recognition
The principal activity of the Company was previously the joint venture operation of two cable television networks in China: Binzhou Broadcasting and Television Information Network Co., Ltd and Hubei Chutian Video Communication Network Co., Ltd.

The Company recognizes revenue based on the following:

Management fee income – The management fee income was received from Hubei Chutian in accordance with the Exclusive Services Agreement signed between JYNT and Hubei Chutian.  JYNT was the sole service provider of Hubei Chutian and provides the services of marketing, strategic consulting and technical support. The Company recognizes the management fee income when the right to receive payment is established in accordance with the services agreement.

Stock-Based Compensation
The Company awards stock options and other equity-based instruments to its employees and directors (collectively “share-based payments”).  Compensation cost related to such awards is measured based on the fair value of the instrument on the grant date and is recognized on a straight-line basis over the requisite service period, which generally equals the vesting period.  All of the Company’s stock-based compensation is based on grants of equity instruments and no liability awards have been granted.

Off-balance Sheet Arrangements
The Company does not have any off-balance sheet arrangements as of December 31, 2011, 2010 and 2009.

HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Significant Accounting Policies [Text Block]
2. Summary of Significant Accounting Policies

Basis of Presentation
The financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates
The preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The financial statements include some amounts that are based on management’s best estimates and judgments. The most significant estimates relate to useful lives for depreciation and amortization, deferred tax provisions and valuation allowances, purchase price allocations, contingencies. These estimates may be adjusted as more current information becomes available to the Company and any adjustment could be significant to the accompanying financial statements.

Economic and Political Risks
The Company’s operations are conducted in the PRC. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy.

The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances aboard, and rates and methods of taxation, among other things.

Cash and Cash Equivalents
Cash and cash equivalents include all cash and deposits in banks with original maturities of three months or less. All cash and cash equivalents were denominated in Renminbi (“RMB”) with its deposits placed with banks in the PRC.

Inventories
Inventories consist of set-top boxes, cable, parts and accessories. Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average method.

Inventories include maintenance materials, such as spare parts, fiber cable and connection device. Inventory items are removed when they are consumed in construction relating to maintaining or repairing the current cable distribution network.

Accounts Receivable
Accounts receivable is recorded at the invoiced amount after deduction of trade discounts, and allowance, if any. The allowance for doubtful accounts is management's best estimates of the amount of probable credit losses in the existing accounts receivable. Management determines the allowance based on historical write-off experience, customer specific facts and economic condition. Management believes that all trade receivables are collectible within its normal operating cycle.

Property, Plant and Equipment
Property, plant and equipment is stated at cost less accumulated depreciation and impairment, if any. In accordance with FASB ASC 922, Financial Reporting by Cable Television Companies, the Company capitalizes costs associated with the construction of new cable transmission and distribution facilities and the installation of new cable services. Capitalized construction and installation costs include materials, labor and applicable overhead costs. Installation activities that are capitalized include (i) the initial connection (or drop) from our cable system to a customer location, (ii) the replacement of a drop, and (iii) the installation of equipment for additional services, such as digital cable, telephone or broadband Internet service. The costs of other customer-facing activities such as reconnecting customer locations where a drop already exists, disconnecting customer locations and repairing or maintaining drops, are expensed as incurred. Interest capitalized with respect to construction activities was not material during any of the periods presented in the accompanying financial statements.

Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives of the assets: -
	Years (new)	Years (old)
Furniture, fixtures and office equipment	5	5
Headend facilities	8	3-7
Motor vehicles	8	4-10
Fiber infrastructure and electric appliances	20	8-30
Land, buildings and building improvements	20-40	20-40

Headend facilities are special CATV facilities to receive and distribute cable TV signals. Through the headend, TV signals transferred by trunk cable between municipalities or by satellite are received and transmitted to other sub headends.

Fiber infrastructure means fiber cable laid underground or laid through poles across urban and suburban areas. Cable operators also own cable pipelines and cable poles in some areas and may lease the pipeline and poles in other areas.

Electronic equipment refers to distributor amplifiers, decoders, address modems, mixers and fiber sub stations etc., which changes the fiber signal to electric signals that can be distributed to households TV sets.

Additions, replacements and improvements that extend the asset life are capitalized. Repairs and maintenance are charged to operations when the expense is incurred.

Construction In Progress
Construction in progress represents property, plant and equipment under construction and pending installation and is stated at cost. No provision for depreciation is made on construction in progress until the asset is completed and placed in service. When the assets concerned are placed in service, the costs are transferred to property, plant and equipment and depreciated in accordance with the Company policy.

Intangible Assets
Intangible assets consist of goodwill, subscriber base and cable operating license.

Intangible assets which are considered to have an indefinite life are not amortized but are tested for impairment at least annually or more frequently if events or circumstances indicate that the asset may be impaired.

Intangible assets which have a finite life are amortized over their estimated useful lives as follows:
Years
Subscriber Base	10
Cable Operating License	20

Land Use Rights
Land use rights are stated at cost, representing the fair value at the time of acquisition, less accumulated amortization and impairment losses if any. Fair values are supported by valuation reports prepared by independent valuators. After acquisition, the Company does not make registration for the land from Bureau of Land Resources. Amortization expense is recognized on the straight-line basis over the estimated useful life of the intangible assets as follows:
Years
Land use rights	30

Impairment of Long-lived Assets
The Company periodically evaluates the carrying value of long-lived assets to be held and used, including intangible assets subject to amortization, when events and circumstances warrant such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flows from such asset is less than its carrying value. In that event, an impairment loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair values are reduced for the cost to dispose.

Fair Value of Financial Instruments
FASB ASC Topic 820, Fair Value Measurement and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1	-	Quoted prices in active markets for identical assets or liabilities.
Level 2	-
Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of financial assets and liabilities, such as cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

Comprehensive Income
The Company has adopted FASB ASC 220, “Comprehensive Income”. This statement establishes rules for the reporting of comprehensive income and its components. Comprehensive income consists of net income and foreign currency translation adjustments and is presented in the Statements of Income and the Statements of Equity.

Off-balance Sheet Arrangements
The Company does not have any off-balance sheet arrangements as of December 31, 2011 and 2010.

Revenue Recognition
The Company recognizes revenue based on the following:

Cable Network Revenue –The Company recognizes revenue from the basic analog and digital cable subscription services, referred to as subscription services, over our cable network to customers in the period the related services are provided. Subscription services are offered for basic video service (over 90% of the total revenue), extended basic video service, digital video service, and pay TV service. All revenue is collected for the calendar year in advance, with the amount collected depending on when the sale is made during the year. The balance sheet caption service performance obligation-deferred revenue for cable network revenue represents amounts received in advance of the service period.

Installation revenue – Installation revenue, including reconnect fees, related to these services over our cable network is recognized as revenue in the period in which the installation services are completed. Costs related to connections and reconnections are recognized in the consolidated statement of operations as incurred.

Fiber cable rental income – Fiber cable rental income represents the income received from customers for use of the Company’s fiber cable network and is recognized as revenue on a pro-rata basis over the contracted service period.

Employee Benefits
The Company contributes to a state pension scheme in respect of its employees. Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labour regulations require that the Company make contributions to the government for these benefits based on certain percentages of the employee's salaries. Other than the employee defined contribution plan, the Company has not provided any other employee benefits.

Income Taxes
The Company accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period that includes the enactment date.

FASB ASC Topic 740 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

Foreign Currency Translation
The Company’s functional currency is the Renminbi (“RMB”). The Company determine the functional currencies based on the criteria of FASB ASC 830 Foreign Currency Translation and have determined the functional currency to be the local currency. The Company uses the average exchange rate for the period and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Any translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the statements of income.

Translation of amounts from RMB into United States dollars (“US$”) has been made at the following exchange rates for the respective periods:

December 31, 2011
Balance sheet	RMB6.3009 to US$1.00
Statement of operations and comprehensive loss	RMB6.4618 to US$1.00

December 31, 2010
Balance sheet	RMB6.6227 to US$1.00
Statement of operations and comprehensive loss	RMB6.72565 to US$1.00